Loans and Leases - Net Loans (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	$ 25,789	$ 23,294
Allowance for loan and lease losses	(67)	(54)
Loans and leases, net of allowance	25,722	23,240
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to investment funds	15,050	13,618
Senior secured bank loans	3,490	2,923
Loans to municipalities	902	2,105
Other	37	50
Commercial real estate	874	98
Lease financing	0	267
Total loans and leases	20,353	19,061
Non-U.S.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to investment funds	4,505	3,213
Senior secured bank loans	931	624
Lease financing	0	396
Total loans and leases	$ 5,436	$ 4,233